Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of information about employee benefits

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Salaries	13,530	8,373	4,577
Social charges	1,077	793	562
Fringe benefits	48	297	104
Defined contribution plan	264	335	249
Holiday pay	340	390	273
Share-based payment (see note 16)	2,697	1,270	2,548
Other	929	245	138
Total employee benefits	18,885	11,703	8,451

Schedule of information about employee benefits by expense
Disclosure of information about employees [text block]

	As at December 31
(in FTE's)	2022	2021	2020
Selling, General & Administration	34.9	28.0	15.0
Research & Development	102.6	78.2	57.0
Total	137.5	106.2	72.0